CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands		1 Months Ended
	Sep. 12, 2016	Sep. 18, 2017	Apr. 21, 2016
Dividends, Common Stock, Cash	$ 53,000	$ 87,000	$ 10,996